Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Operating activities:
Net income	$ 2,326,597	$ 2,787,236	$ 1,803,509
Adjustments:
Depreciation on property and equipment	26,214	5,001	7,772
Amortization of right-of-use assets – finance lease	79,521	74,671	51,892
Gain on disposal of right-of-use assets – finance lease	(3,686)	(17,308)
Change in cash value of life insurance policy	(5,140)	(4,266)	(3,417)
Expected credit loss allowance	30,075	71,386	8,966
Deferred Income (benefits) taxes provision	(183)	(803)	(994)
Previously deferred IPO cost that expensed in the year	370,957
Change in working capital items:
Change in accounts receivable	1,724,503	369,117	(2,884,677)
Change in contract assets	(3,692,174)	(2,466,428)	461,496
Change in deposits, prepayments and other current assets	17,856	(7,430)	(9,154)
Change in accounts payable	1,282,131	49,943	126,214
Change in income tax payable	247,080	(73,988)	325,647
Change in accrued expenses and other current liabilities	53,438	8,197	(38,812)
Cash provided by (used in) operating activities	2,457,189	795,328	(151,558)
Investing activities:
Purchase of property and equipment	(1,147,262)	(15,384)
Sales proceeds from disposal of right-of-use assets – finance lease		51,282
Cash obtained from reorganization			56,390
Cash (used in) provided by investing activities	(1,147,262)	35,898	56,390
Financing activities:
Proceeds from new bank borrowings	23,383,104	10,307,778	3,187,692
Repayment of bank borrowings	(21,852,990)	(7,995,854)	(1,875,860)
Initial payments for finance lease liabilities		(2,308)
Principal payments for finance lease liabilities	(119,465)	(129,148)	(43,750)
Advances from a related party	1,058,733	632,648	354,232
Payments to a related party	(2,730,449)	(2,754,955)	(1,623,892)
Payment for offering cost	(292,304)	(783,221)
Cash used in financing activities	(553,371)	(725,060)	(1,578)
Net increase (decrease) in cash and cash equivalents	756,556	106,166	(96,746)
Cash and cash equivalents as of beginning of the year	323,958	217,792	314,538
Cash and cash equivalents as of the end of the year	1,080,514	323,958	217,792
Supplementary Cash Flows Information
Cash paid for income tax	402,038	543,680	(7,558)
Cash paid for interest	286,090	179,986	74,574
Supplemental of Non-Cash Investing and Financing Activities
Right-of-use assets – finance lease obtained in exchange for new finance lease liabilities		297,179
Proceeds from disposal of Right-of-use assets – finance lease received by a director on behalf of the Company	51,282
Dividend declared and offsetting against due from major shareholder	$ 1,711,225	$ 2,564,103	$ 1,282,051